Schedule of Investments (unaudited)	iShares® J.P. Morgan EM Local Currency Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Brazil — 4.6%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/23(a)	BRL	19,398	$3,330,794
0.00%, 01/01/24(a)	BRL	27,475	4,445,925
0.00%, 07/01/24(a)	BRL	9,263	1,417,459
0.00%, 07/01/25(a)	BRL	11,983	1,635,738
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/25	BRL	10,399	1,899,892
Series F, 10.00%, 01/01/29	BRL	7,080	1,205,469
Series F, 10.00%, 01/01/31	BRL	4,000	662,391
Brazil Notas do Tesouro Nacional Serie F, Series F 10.00%, 01/01/27	BRL	9,960	1,754,940
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	90,191
10.25%, 01/10/28	BRL	1,420	248,852
			16,691,651
Chile — 4.5%
Bonos de la Tesoreria de la Republica en pesos
2.30%, 10/01/28(b)(c)	CLP	695,000	599,683
2.50%, 03/01/25	CLP	3,595,000	3,536,732
4.00%, 03/01/23(b)(c)	CLP	1,100,000	1,176,629
4.50%, 03/01/26	CLP	2,295,000	2,339,797
4.70%, 09/01/30(b)(c)	CLP	2,485,000	2,435,065
5.00%, 10/01/28(b)(c)	CLP	1,075,000	1,084,970
5.00%, 03/01/35	CLP	2,940,000	2,826,681
6.00%, 01/01/43	CLP	2,475,000	2,566,624
			16,566,181
China — 14.2%
China Government Bond
1.99%, 04/09/25	CNY	14,760	2,171,335
2.36%, 07/02/23	CNY	9,300	1,386,822
2.37%, 01/20/27	CNY	9,050	1,334,464
2.47%, 09/02/24	CNY	14,890	2,221,714
2.68%, 05/21/30	CNY	13,520	1,988,321
2.69%, 08/12/26	CNY	11,170	1,670,380
2.75%, 02/17/32	CNY	9,340	1,380,489
2.80%, 03/24/29	CNY	2,810	418,777
2.84%, 04/08/24	CNY	12,710	1,909,852
2.85%, 06/04/27	CNY	16,050	2,414,321
2.88%, 11/05/23	CNY	11,630	1,745,244
2.89%, 11/18/31	CNY	6,850	1,024,009
2.91%, 10/14/28	CNY	13,220	1,985,431
2.94%, 10/17/24	CNY	9,960	1,502,627
3.01%, 05/13/28	CNY	14,480	2,191,009
3.02%, 10/22/25	CNY	15,250	2,309,153
3.02%, 05/27/31	CNY	14,610	2,202,994
3.03%, 03/11/26	CNY	9,850	1,492,524
3.12%, 12/05/26	CNY	10,590	1,612,756
3.13%, 11/21/29	CNY	12,860	1,952,815
3.19%, 04/11/24	CNY	9,960	1,505,707
3.22%, 12/06/25	CNY	9,250	1,409,705
3.25%, 06/06/26	CNY	12,780	1,954,216
3.25%, 11/22/28	CNY	9,460	1,451,350
3.27%, 11/19/30	CNY	12,350	1,898,100
3.28%, 12/03/27	CNY	11,010	1,692,163
3.29%, 10/18/23	CNY	8,560	1,291,329
3.29%, 05/23/29	CNY	11,120	1,712,319
3.53%, 10/18/51	CNY	7,370	1,143,667
3.72%, 04/12/51	CNY	7,820	1,243,185
Security		Par (000)	Value

China (continued)
3.81%, 09/14/50	CNY	11,170	$1,803,174
			52,019,952
Colombia — 4.4%
Colombia Government International Bond, 9.85%, 06/28/27	COP	745,000	161,042
Colombian TES
9.25%, 05/28/42	COP	3,626,400	639,437
Series B, 5.75%, 11/03/27	COP	6,755,600	1,213,526
Series B, 6.00%, 04/28/28	COP	10,355,200	1,840,020
Series B, 6.25%, 11/26/25	COP	5,589,100	1,129,899
Series B, 6.25%, 07/09/36	COP	2,922,400	409,760
Series B, 7.00%, 03/26/31	COP	6,442,800	1,092,774
Series B, 7.00%, 06/30/32	COP	9,697,900	1,590,268
Series B, 7.25%, 10/18/34	COP	9,229,500	1,471,408
Series B, 7.25%, 10/26/50	COP	6,988,200	961,155
Series B, 7.50%, 08/26/26	COP	10,621,900	2,170,335
Series B, 7.75%, 09/18/30	COP	8,039,000	1,454,204
Series B, 10.00%, 07/24/24	COP	8,919,000	2,048,332
			16,182,160
Czech Republic — 4.5%
Czech Republic Government Bond
0.00%, 12/12/24(a)	CZK	12,510	453,772
0.05%, 11/29/29	CZK	19,930	605,001
0.25%, 02/10/27	CZK	40,990	1,389,772
0.45%, 10/25/23(c)	CZK	30,610	1,177,161
0.95%, 05/15/30(c)	CZK	36,560	1,182,222
1.00%, 06/26/26(c)	CZK	42,620	1,516,637
1.20%, 03/13/31	CZK	25,680	830,763
1.25%, 02/14/25	CZK	26,440	979,591
1.50%, 04/24/40	CZK	13,730	383,294
1.75%, 06/23/32	CZK	32,480	1,091,192
2.00%, 10/13/33	CZK	32,460	1,106,195
2.40%, 09/17/25(c)	CZK	37,980	1,442,609
2.50%, 08/25/28(c)	CZK	42,680	1,568,764
2.75%, 07/23/29	CZK	31,360	1,177,669
4.20%, 12/04/36(c)	CZK	23,920	1,006,640
5.70%, 05/25/24(c)	CZK	17,050	700,295
			16,611,577
Dominican Republic — 4.3%
Dominican Republic International Bond
8.90%, 02/15/23(c)	DOP	0	—
9.75%, 06/05/26(c)	DOP	890,700	15,738,140
			15,738,140
Egypt — 4.1%
Egypt Government Bond
13.54%, 01/14/25	EGP	10,963	542,509
14.06%, 01/12/26	EGP	50,030	2,415,251
14.29%, 01/05/28	EGP	22,298	1,045,248
14.35%, 09/10/24	EGP	17,274	874,107
14.37%, 10/20/25	EGP	42,255	2,090,437
14.40%, 09/10/29	EGP	15,438	711,876
14.48%, 04/06/26	EGP	39,538	1,935,628
14.53%, 09/14/24	EGP	35,364	1,795,902
14.56%, 07/06/26	EGP	10,908	529,597
14.56%, 10/13/27	EGP	28,875	1,375,563
14.66%, 10/06/30	EGP	16,952	766,431
16.10%, 05/07/29	EGP	17,278	842,744
			14,925,293

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hungary — 4.3%
Hungary Government Bond
1.00%, 11/26/25	HUF	679,740	$1,285,522
1.50%, 08/23/23	HUF	132,680	306,819
1.50%, 04/22/26	HUF	646,240	1,212,334
1.50%, 08/26/26	HUF	392,850	719,237
2.00%, 05/23/29	HUF	447,090	745,433
2.25%, 04/20/33	HUF	650,770	976,758
2.25%, 06/22/34	HUF	219,350	314,743
2.50%, 10/24/24	HUF	564,530	1,207,630
2.75%, 12/22/26	HUF	479,970	911,163
3.00%, 06/26/24	HUF	392,100	867,202
3.00%, 10/27/27	HUF	656,860	1,232,008
3.00%, 08/21/30	HUF	608,270	1,057,521
3.00%, 10/27/38	HUF	428,210	607,399
3.00%, 04/25/41	HUF	83,830	115,143
3.25%, 10/22/31	HUF	752,980	1,309,680
5.50%, 06/24/25	HUF	494,220	1,098,955
6.00%, 11/24/23	HUF	473,890	1,133,594
6.75%, 10/22/28	HUF	331,080	736,169
			15,837,310
Indonesia — 4.5%
Indonesia Treasury Bond
5.13%, 04/15/27	IDR	9,368,000	597,480
5.50%, 04/15/26	IDR	8,638,000	565,772
5.63%, 05/15/23	IDR	5,119,000	347,882
6.13%, 05/15/28	IDR	9,215,000	599,526
6.25%, 06/15/36	IDR	5,099,000	315,583
6.38%, 04/15/32	IDR	8,994,000	573,930
6.50%, 06/15/25	IDR	13,334,000	907,063
6.50%, 02/15/31	IDR	12,077,000	786,542
6.63%, 05/15/33	IDR	4,600,000	293,848
7.00%, 05/15/27	IDR	7,479,000	509,021
7.00%, 09/15/30	IDR	13,496,000	902,160
7.13%, 06/15/42	IDR	6,473,000	432,042
7.50%, 08/15/32	IDR	4,501,000	307,552
7.50%, 06/15/35	IDR	8,675,000	591,298
7.50%, 05/15/38	IDR	6,739,000	456,612
7.50%, 04/15/40	IDR	12,089,000	822,370
8.13%, 05/15/24	IDR	5,015,000	352,986
8.25%, 05/15/29	IDR	9,054,000	650,093
8.25%, 06/15/32	IDR	5,783,000	415,230
8.25%, 05/15/36	IDR	8,623,000	620,600
8.38%, 03/15/24	IDR	10,689,000	752,356
8.38%, 09/15/26	IDR	9,339,000	672,446
8.38%, 03/15/34	IDR	11,986,000	866,677
8.38%, 04/15/39	IDR	4,025,000	294,429
8.75%, 05/15/31	IDR	4,957,000	365,947
9.00%, 03/15/29	IDR	8,750,000	652,452
9.50%, 07/15/31	IDR	2,585,000	199,114
10.50%, 08/15/30	IDR	203,000	16,458
11.00%, 09/15/25	IDR	2,856,000	216,619
Perusahaan Penerbit SBSN Indonesia
6.63%, 10/15/24	IDR	6,528,000	453,225
8.25%, 09/15/23	IDR	5,370,000	375,931
8.88%, 11/15/31	IDR	5,023,000	381,263
			16,294,507
Malaysia — 4.5%
Malaysia Government Bond
2.63%, 04/15/31	MYR	3,385	687,580
Security		Par (000)	Value

Malaysia (continued)
3.48%, 03/15/23	MYR	2,815	$635,315
3.48%, 06/14/24	MYR	2,213	498,560
3.50%, 05/31/27	MYR	2,045	454,592
3.58%, 07/15/32	MYR	227	49,634
3.73%, 06/15/28	MYR	3,010	671,060
3.76%, 04/20/23	MYR	1,119	253,147
3.76%, 05/22/40	MYR	2,566	525,279
3.80%, 08/17/23	MYR	1,303	295,192
3.83%, 07/05/34	MYR	2,773	602,234
3.89%, 08/15/29	MYR	3,300	739,013
3.90%, 11/30/26	MYR	2,450	554,139
3.90%, 11/16/27	MYR	2,143	484,745
3.91%, 07/15/26	MYR	1,647	372,288
3.96%, 09/15/25	MYR	3,562	808,643
4.06%, 09/30/24	MYR	1,221	277,885
4.07%, 06/15/50	MYR	3,527	728,161
4.18%, 07/15/24	MYR	1,373	312,956
4.25%, 05/31/35	MYR	1,704	381,760
4.70%, 10/15/42	MYR	839	195,024
4.76%, 04/07/37	MYR	2,616	621,921
Malaysia Government Investment Issue
3.15%, 05/15/23	MYR	1,986	446,862
3.40%, 07/15/36	MYR	2,694	551,790
3.42%, 09/30/27	MYR	3,094	684,135
3.47%, 10/15/30	MYR	2,836	611,577
3.66%, 10/15/24	MYR	2,274	513,360
3.73%, 03/31/26	MYR	3,105	698,358
4.09%, 11/30/23	MYR	1,591	361,856
4.13%, 08/15/25	MYR	1,522	347,381
4.13%, 07/09/29	MYR	2,100	478,340
4.26%, 07/26/27	MYR	1,715	392,687
4.37%, 10/31/28	MYR	2,575	592,172
Malaysia Investment Issue Bond, 4.42%, 09/30/41	MYR	2,188	486,247
			16,313,893
Mexico — 4.5%
Mexican Bonos
5.00%, 03/06/25	MXN	7,000	312,209
5.50%, 03/04/27	MXN	8,000	344,799
Series M, 5.75%, 03/05/26	MXN	43,270	1,928,264
Series M, 6.75%, 03/09/23	MXN	11,208	540,819
Series M, 7.75%, 05/29/31	MXN	43,167	2,005,036
Series M, 7.75%, 11/23/34	MXN	9,900	452,479
Series M, 7.75%, 11/13/42	MXN	26,102	1,157,386
Series M, 8.00%, 12/07/23	MXN	27,815	1,340,167
Series M, 8.00%, 09/05/24	MXN	30,636	1,469,504
Series M, 8.00%, 11/07/47	MXN	24,169	1,096,679
Series M 20, 7.50%, 06/03/27	MXN	35,083	1,643,258
Series M 20, 8.50%, 05/31/29	MXN	27,416	1,336,042
Series M 20, 10.00%, 12/05/24	MXN	25,797	1,288,380
Series M 30, 8.50%, 11/18/38	MXN	21,329	1,022,066
Series M 30, 10.00%, 11/20/36	MXN	8,523	465,644
			16,402,732
Peru — 4.2%
Peru Government Bond
5.35%, 08/12/40	PEN	4,356	803,423
5.40%, 08/12/34	PEN	7,601	1,519,092
5.70%, 08/12/24	PEN	4,213	1,058,925
5.94%, 02/12/29	PEN	9,073	2,059,270
6.15%, 08/12/32	PEN	8,487	1,861,421

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Peru (continued)
6.35%, 08/12/28	PEN	8,707	$2,043,859
6.90%, 08/12/37	PEN	9,172	2,048,694
6.95%, 08/12/31	PEN	8,591	2,020,199
8.20%, 08/12/26	PEN	6,765	1,778,399
			15,193,282
Philippines — 4.4%
Philippine Government International Bond, 6.25%, 01/14/36	PHP	926,000	16,065,055

Poland — 4.5%
Republic of Poland Government Bond
0.25%, 10/25/26	PLN	7,530	1,282,674
0.75%, 04/25/25	PLN	6,415	1,198,020
1.25%, 10/25/30	PLN	7,364	1,154,289
1.75%, 04/25/32	PLN	3,816	593,029
2.25%, 10/25/24	PLN	7,369	1,452,471
2.50%, 04/25/24	PLN	6,100	1,228,973
2.50%, 07/25/26	PLN	9,634	1,822,346
2.50%, 07/25/27	PLN	6,652	1,224,562
2.75%, 04/25/28	PLN	7,964	1,474,126
2.75%, 10/25/29	PLN	9,851	1,773,307
3.25%, 07/25/25	PLN	7,544	1,499,526
3.75%, 05/25/27	PLN	2,761	539,516
4.00%, 10/25/23	PLN	5,938	1,242,030
			16,484,869
Romania — 4.4%
Romania Government Bond
2.50%, 10/25/27	RON	4,125	656,355
3.25%, 04/29/24	RON	4,245	811,577
3.25%, 06/24/26	RON	5,555	966,562
3.65%, 07/28/25	RON	5,230	957,127
3.65%, 09/24/31	RON	4,350	652,536
3.70%, 11/25/24	RON	4,070	765,699
4.00%, 10/25/23	RON	5,475	1,081,095
4.15%, 01/26/28	RON	5,485	943,510
4.15%, 10/24/30	RON	5,730	912,972
4.25%, 06/28/23	RON	4,515	905,705
4.40%, 09/25/23	RON	5,830	1,161,250
4.50%, 06/17/24	RON	5,675	1,103,102
4.75%, 02/24/25	RON	5,515	1,053,912
4.75%, 10/11/34	RON	4,000	606,527
4.85%, 04/22/26	RON	3,880	719,689
5.00%, 02/12/29	RON	5,180	909,088
5.80%, 07/26/27	RON	5,030	945,670
5.85%, 04/26/23	RON	3,840	782,976
			15,935,352
Serbia — 4.3%
Serbia Treasury Bonds
4.50%, 01/11/26	RSD	705,130	5,793,565
4.50%, 08/20/32	RSD	711,540	5,100,687
5.88%, 02/08/28	RSD	578,790	4,826,400
			15,720,652
South Africa — 4.4%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	13,084	522,635
6.50%, 02/28/41	ZAR	11,961	456,737
7.00%, 02/28/31	ZAR	19,292	925,196
8.00%, 01/31/30	ZAR	41,158	2,178,814
8.25%, 03/31/32	ZAR	29,599	1,513,254
Security		Par (000)	Value

South Africa (continued)
8.50%, 01/31/37	ZAR	31,144	$1,511,362
8.75%, 01/31/44	ZAR	27,944	1,337,735
8.75%, 02/28/48	ZAR	47,018	2,239,413
8.88%, 02/28/35	ZAR	29,735	1,526,212
9.00%, 01/31/40	ZAR	22,730	1,128,680
10.50%, 12/21/26	ZAR	45,384	2,882,952
			16,222,990
Thailand — 4.4%
Thailand Government Bond
0.75%, 06/17/24	THB	28,861	769,889
0.75%, 09/17/24	THB	18,716	497,263
0.95%, 06/17/25	THB	30,641	808,800
1.00%, 06/17/27	THB	42,114	1,079,779
1.45%, 12/17/24	THB	32,672	878,293
1.59%, 12/17/35	THB	27,727	633,121
1.60%, 12/17/29	THB	32,655	833,191
1.60%, 06/17/35	THB	13,217	302,330
2.00%, 12/17/31	THB	36,378	943,022
2.00%, 06/17/42	THB	20,662	454,192
2.13%, 12/17/26	THB	37,892	1,025,171
2.40%, 12/17/23	THB	30,142	828,815
2.88%, 12/17/28	THB	33,657	938,295
2.88%, 06/17/46	THB	24,137	573,428
3.30%, 06/17/38	THB	32,560	889,932
3.40%, 06/17/36	THB	30,513	852,022
3.63%, 06/16/23	THB	21,341	591,231
3.65%, 06/20/31	THB	25,891	763,848
3.78%, 06/25/32	THB	31,104	931,078
3.85%, 12/12/25	THB	25,591	735,364
4.88%, 06/22/29	THB	26,414	823,771
			16,152,835
Turkey — 4.3%
Turkey Government Bond
7.10%, 03/08/23	TRY	24,090	1,233,644
8.00%, 03/12/25	TRY	20,578	906,208
9.00%, 07/24/24	TRY	27,046	1,255,216
10.40%, 03/20/24	TRY	13,481	642,580
10.50%, 08/11/27	TRY	29,185	1,290,939
10.60%, 02/11/26	TRY	35,689	1,602,036
11.00%, 02/24/27	TRY	23,837	1,049,036
11.70%, 11/13/30	TRY	53,761	2,357,004
12.40%, 03/08/28	TRY	16,247	769,208
12.60%, 10/01/25	TRY	62,030	2,965,350
16.20%, 06/14/23	TRY	32,668	1,734,003
			15,805,224
Uruguay — 4.4%
Uruguay Government International Bond
8.25%, 05/21/31	UYU	480,736	9,960,436
8.50%, 03/15/28(c)	UYU	279,634	6,149,713
			16,110,149

Total Long-Term Investments — 97.7%
(Cost: $440,389,041)			357,273,804

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(d)(e)	30	$30,000

Total Short-Term Securities — 0.0%
(Cost: $30,000)		30,000

Total Investments in Securities — 97.7%
(Cost: $440,419,041)		357,303,804

Other Assets Less Liabilities — 2.3%		8,253,028

Net Assets — 100.0%		$365,556,832

(a)	Zero-coupon bond.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,000,000	$—	$(970,000	)(a)	$—	$—	$30,000	30	$3,702	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$357,273,804	$—	$357,273,804
Money Market Funds	30,000	—	—	30,000
	$30,000	$357,273,804	$—	$357,303,804

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EGP	Egyptian Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand